Summary of Significant Accounting Policies (Details 5)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Foreign Currency Translation
Foreign Currency Exchange Rate, Translation	7.2993	7.0999	6.8972
Foreign Currency Average Exchange Rate Translation	7.1957	7.0809	6.7290